Investments in Bonds (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Nov. 30, 2014	Mar. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust		$ 484,817,254	$ 338,861,752
Unrealized Gain, held in trust		51,499,227	39,561,340
Estimated Fair Value, held in trust		536,316,481	378,423,092
Cost Adjusted for Paydowns		45,502,220	65,538,068
Unrealized Gain		1,907,499	5,082,559
Unrealized Loss		(43,063)	(19,582)
Available-for-sale Securities		47,366,656	70,601,045
Arbors at Hickory Ridge [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	11,565,657	11,570,933
Unrealized Gain, held in trust	[1]	1,767,508	1,792,303
Estimated Fair Value, held in trust	[1]	13,333,165	13,363,236
Ashley Square [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]	5,099,000	5,159,000
Unrealized Gain, held in trust	[2]	508,163	486,559
Estimated Fair Value, held in trust	[2]	5,607,163	5,645,559
Bella Vista [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]	6,430,000	6,490,000
Unrealized Gain, held in trust	[2]	766,135	625,571
Estimated Fair Value, held in trust	[2]	7,196,135	7,115,571
Bridle Ridge [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]	7,595,000	7,655,000
Unrealized Gain, held in trust	[2]	817,222	659,249
Estimated Fair Value, held in trust	[2]	8,412,222	8,314,249
Brookstone [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]	7,468,668	7,468,888
Unrealized Gain, held in trust	[2]	1,436,203	1,360,589
Estimated Fair Value, held in trust	[2]	8,904,871	8,829,477
Bruton Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]	18,145,000	18,145,000
Unrealized Gain, held in trust	[3]	1,901,839	1,455,955
Estimated Fair Value, held in trust	[3]	20,046,839	19,600,955
Columbia Gardens [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]	15,224,597
Estimated Fair Value, held in trust	[3]	15,224,597
Copper Gate [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	5,185,000	5,220,000
Unrealized Gain, held in trust	[1]	616,341	563,656
Estimated Fair Value, held in trust	[1]	5,801,341	5,783,656
Cross Creek [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]	6,101,605	6,074,817
Unrealized Gain, held in trust	[2]	2,932,689	2,542,262
Estimated Fair Value, held in trust	[2]	9,034,294	8,617,079
Decatur-Angle [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]	23,000,000	23,000,000
Unrealized Gain, held in trust	[3]	1,582,083	919,540
Estimated Fair Value, held in trust	[3]	24,582,083	23,919,540
Available-for-sale Securities						$ 23,000,000
Glenview Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns			6,723,000
Available-for-sale Securities			6,723,000
Heritage Square [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns			11,705,000
Unrealized Gain			1,109,125
Available-for-sale Securities			12,814,125
Lake Forest [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]	8,766,000	8,886,000
Unrealized Gain, held in trust	[2]	1,177,745	1,003,614
Estimated Fair Value, held in trust	[2]	9,943,745	9,889,614
Live 929 Apartments [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]	40,801,557	40,895,739
Unrealized Gain, held in trust	[3]	5,829,855	3,797,745
Estimated Fair Value, held in trust	[3]	46,631,412	44,693,484
Available-for-sale Securities			40,300,000
Montclair Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns			3,458,000
Available-for-sale Securities			3,458,000
Pro Nova [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]	19,379,489	20,095,169
Unrealized Gain, held in trust	[3]	1,182,900	1,043,431
Estimated Fair Value, held in trust	[3]	20,562,389	21,138,600
Rennaisance [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns			12,675,000
Unrealized Gain			1,055,807
Available-for-sale Securities			13,730,807
Runnymede [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]	10,350,000	10,440,000
Unrealized Gain, held in trust	[2]	1,600,938	1,385,910
Estimated Fair Value, held in trust	[2]	11,950,938	11,825,910
Santa Fe Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns			4,736,000
Available-for-sale Securities			4,736,000
Southpark [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]	11,799,874	11,842,206
Unrealized Gain, held in trust	[2]	3,990,882	3,743,692
Estimated Fair Value, held in trust	[2]	15,790,756	15,585,898
The Palms at Premier Park [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	20,001,272	20,152,000
Unrealized Gain, held in trust	[1]	2,505,091	2,680,619
Estimated Fair Value, held in trust	[1]	22,506,363	22,832,619
Vantage at Harlingen [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns			6,692,000
Unrealized Gain			707,813
Available-for-sale Securities			7,399,813
Vantage at Judson [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns			6,049,000
Unrealized Gain			717,230
Available-for-sale Securities			6,766,230
Willow Run [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]	15,224,591
Estimated Fair Value, held in trust	[3]	15,224,591
Woodlynn Village [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]	4,351,000	4,390,000
Unrealized Gain, held in trust	[2]	466,471	376,706
Estimated Fair Value, held in trust	[2]	4,817,471	4,766,706
Crossing at 1415 [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns		7,925,000
Unrealized Gain		214,091
Available-for-sale Securities		8,139,091
Heights at 515 [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns		6,945,000
Unrealized Gain		185,268
Available-for-sale Securities		7,130,268
Seasons at Simi Valley [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns		6,320,000
Unrealized Gain		404,110
Available-for-sale Securities		6,724,110
Sycamore Walk [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns		5,447,000
Available-for-sale Securities		5,447,000
The Suites on Paseo [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]		35,450,000
Unrealized Gain, held in trust	[3]		3,193,691
Estimated Fair Value, held in trust	[3]		38,643,691
Series A [Member] | Avistar at Chase Hill - [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	9,935,552	10,000,000
Unrealized Gain, held in trust	[1]	1,133,024	1,196,800
Estimated Fair Value, held in trust	[1]	11,068,576	11,196,800
Series A [Member] | Avistar at the Crest [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	9,637,485	9,700,000
Unrealized Gain, held in trust	[1]	1,301,224	1,419,692
Estimated Fair Value, held in trust	[1]	10,938,709	11,119,692
Series A [Member] | Avistar at the Oaks [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	7,777,936	7,800,000
Unrealized Gain, held in trust	[1]	840,159	869,622
Estimated Fair Value, held in trust	[1]	8,618,095	8,669,622
Series A [Member] | Avistar at the Parkway [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[4]	13,300,000
Unrealized Gain, held in trust	[4]	330,251
Estimated Fair Value, held in trust	[4]	13,630,251
Series A [Member] | Avistar in 09 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	6,715,948	6,735,000
Unrealized Gain, held in trust	[1]	725,445	750,885
Estimated Fair Value, held in trust	[1]	7,441,393	7,485,885
Series A [Member] | Avistar on the Boulevard [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	16,418,497	16,525,000
Unrealized Gain, held in trust	[1]	1,872,323	2,418,599
Estimated Fair Value, held in trust	[1]	18,290,820	18,943,599
Series A [Member] | Avistar on the Hills [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	5,373,756	5,389,000
Unrealized Gain, held in trust	[1]	693,096	743,520
Estimated Fair Value, held in trust	[1]	6,066,852	6,132,520
Series A [Member] | Concord at Gulfgate [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]	17,060,000
Unrealized Gain, held in trust	[3]	852,612
Estimated Fair Value, held in trust	[3]	17,912,612
Cost Adjusted for Paydowns		17,100,000
Series A [Member] | Concord at Little York [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]	12,480,000
Unrealized Gain, held in trust	[3]	688,441
Estimated Fair Value, held in trust	[3]	13,168,441
Cost Adjusted for Paydowns		12,500,000
Series A [Member] | Concord at Williamcrest [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]	18,020,000
Unrealized Gain, held in trust	[3]	1,182,543
Estimated Fair Value, held in trust	[3]	19,202,543
Cost Adjusted for Paydowns		18,000,000
Series A [Member] | Glenview Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[4]	4,670,000
Unrealized Gain, held in trust	[4]	210,572
Estimated Fair Value, held in trust	[4]	4,880,572
Available-for-sale Securities					$ 4,700,000
Series A [Member] | Greens of Pine Glen [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	8,294,000	8,366,000
Unrealized Gain, held in trust	[1]	1,138,270	1,005,119
Estimated Fair Value, held in trust	[1]	9,432,270	9,371,119
Series A [Member] | Harden Ranch [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	6,960,000	6,960,000
Unrealized Gain, held in trust	[1]	668,981	511,421
Estimated Fair Value, held in trust	[1]	7,628,981	7,471,421
Series A [Member] | Heritage Square [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[4]	11,185,000
Unrealized Gain, held in trust	[4]	273,488
Estimated Fair Value, held in trust	[4]	11,458,488
Available-for-sale Securities			11,200,000
Series A [Member] | Montclair Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[4]	2,530,000
Unrealized Gain, held in trust	[4]	114,079
Estimated Fair Value, held in trust	[4]	2,644,079
Available-for-sale Securities					2,500,000
Series A [Member] | Ohio Properties [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]	14,311,000	14,407,000
Unrealized Gain, held in trust	[2]	2,690,867	2,444,034
Estimated Fair Value, held in trust	[2]	17,001,867	16,851,034
Series A [Member] | Rennaisance [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[4]	11,450,959
Unrealized Gain, held in trust	[4]	1,233,077
Estimated Fair Value, held in trust	[4]	12,684,036
Series A [Member] | Santa Fe Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[4]	3,065,000
Unrealized Gain, held in trust	[4]	154,067
Estimated Fair Value, held in trust	[4]	3,219,067
Available-for-sale Securities					3,000,000
Series A [Member] | Silver Moon [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[4]	7,983,811
Unrealized Gain, held in trust	[4]	1,246,349
Estimated Fair Value, held in trust	[4]	9,230,160
Cost Adjusted for Paydowns				$ 8,000,000
Series A [Member] | Tyler Park Apartments [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	6,075,000	6,075,000
Unrealized Gain, held in trust	[1]	487,209	345,060
Estimated Fair Value, held in trust	[1]	6,562,209	6,420,060
Series A [Member] | Westside Village Market [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	3,970,000	3,970,000
Unrealized Gain, held in trust	[1]	202,340	225,496
Estimated Fair Value, held in trust	[1]	4,172,340	4,195,496
Series B [Member] | Avistar at Chase Hill - [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns		961,981	965,000
Unrealized Gain		109,878	144,769
Available-for-sale Securities		1,071,859	1,109,769
Series B [Member] | Avistar at the Crest [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns		756,626	759,000
Unrealized Gain		86,428	124,286
Available-for-sale Securities		843,054	883,286
Series B [Member] | Avistar at the Oaks [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns		553,244	554,000
Unrealized Gain		63,533	54,325
Available-for-sale Securities		616,777	608,325
Series B [Member] | Avistar at the Parkway [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns		125,000
Unrealized Loss		(979)
Available-for-sale Securities		124,021
Series B [Member] | Avistar in 09 [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns		456,376	457,000
Unrealized Gain		52,409	50,608
Available-for-sale Securities		508,785	507,608
Series B [Member] | Avistar on the Boulevard [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns		449,589	451,000
Unrealized Gain		51,356	73,851
Available-for-sale Securities		500,945	524,851
Series B [Member] | Concord at Gulfgate [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns		2,125,000
Unrealized Gain		76,802
Available-for-sale Securities		2,201,802
Series B [Member] | Concord at Little York [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns		960,000
Unrealized Loss		(6,711)
Available-for-sale Securities		953,289
Series B [Member] | Concord at Williamcrest [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns		2,800,000
Unrealized Loss		(19,573)
Available-for-sale Securities		2,780,427
Series B [Member] | Glenview Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns		2,053,000
Unrealized Loss		(7,329)
Available-for-sale Securities		2,045,671			2,000,000
Series B [Member] | Greens of Pine Glen [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns		943,214	945,638
Unrealized Gain		142,442	376,203
Available-for-sale Securities		1,085,656	1,321,841
Series B [Member] | Harden Ranch [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns			2,340,000
Unrealized Loss			(1,501)
Available-for-sale Securities			2,338,499
Series B [Member] | Heritage Square [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns		520,000
Unrealized Gain		6,185
Available-for-sale Securities		526,185	520,000
Series B [Member] | Montclair Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns		928,000
Unrealized Loss		(2,506)
Available-for-sale Securities		925,494			1,000,000
Series B [Member] | Ohio Properties [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns		3,562,190	3,573,430
Unrealized Gain		514,997	668,542
Available-for-sale Securities		4,077,187	4,241,972
Series B [Member] | Santa Fe Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns		1,671,000
Unrealized Loss		(5,965)
Available-for-sale Securities		1,665,035			$ 1,700,000
Series B [Member] | Silver Moon [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns				500,000
Series B [Member] | Tyler Park Apartments [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns			2,025,000
Unrealized Loss			(17,395)
Available-for-sale Securities			2,007,605
Series B [Member] | Vantage at Harlingen [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[4]	24,575,000
Unrealized Gain, held in trust	[4]	1,765,139
Estimated Fair Value, held in trust	[4]	26,340,139
Cost Adjusted for Paydowns				$ 24,600,000
Series B [Member] | Vantage at Judson [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[4]	26,540,000
Unrealized Gain, held in trust	[4]	2,613,606
Estimated Fair Value, held in trust	[4]	29,153,606
Cost Adjusted for Paydowns		$ 26,500,000
Series B [Member] | Westside Village Market [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns			1,430,000
Unrealized Loss			(686)
Available-for-sale Securities			$ 1,429,314

[1]	Bonds owned by ATAX TEBS II, LLC, see Note 12
[2]	Bonds owned by ATAX TEBS I, LLC, see Note 12
[3]	Bond held by Deutsche Bank in a secured financing transaction, see Note 12
[4]	Bonds owned by ATAX TEBS III, LLC, see Note 12